FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Capped Call Options [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	16,131,208	16,408,445
Foreign exchange gain	(1,203,512)	31,815
Change in fair value of capped call options	92,295,905	(309,052)
Balance	107,223,601	16,131,208
Convertible Senior Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	483,581,668	387,777,235
Foreign exchange gain	(18,298,249)	(1,047,241)
Change in fair value of convertible senior notes	305,202,478	96,851,674
Balance	770,485,897	483,581,668